Exhibit 99.2

Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

EXECUTIVE SUMMARY

TABLE OF CONTENTS

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

I. OVERVIEW

Visionet performed a Due Diligence review of Non-Agency Mortgage loans originated by Figure Lending Corporation and obtained by our client. The review was conducted on June and July 2026

Visionet followed the Nationally Recognized Statistical Rating Organizations (NRSRO) criteria while reviewing the loans. The population consists of a sample of 462 loans with an aggregate principal balance of $39,293,490.21

Each loan was re-underwritten as per applicable client guidelines, a regulatory compliance review was performed through compliance ease, where all the required tests were compliant with TRID and the Risk Indicator showing acceptable results. In addition to this, data tape was compared with the images of loan files to ascertain accuracy and completeness.

II. SCOPE OF REVIEW

A.	CREDIT GUIDELINE REVIEW.

Visionet evaluated credit guideline compliance utilizing data provided by the Client. The review was performed within the agreed scope and relied on vendor-supplied information rather than direct verification of borrower records. The review process has been reviewed by leading rating agencies, including DBRS, S&P, and Moody’s, which permit Visionet to assign securitization grades under their respective methodologies.

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

Credit and Property Guideline Adherence

a)

Using data received from Client, Visionet will confirm that credit and property attributes conform to Figure’s guideline requirements for each borrower and that the borrower’s credit profile adhered to the guidelines

i.	FICO/LTV/LIEN/Occupancy Matrix Adherence

ii.	Income, Debt and DTI calculation.

•	Income will be re-calculated using the raw data from PointServ for paystubs and tax transcripts; and from Plaid for bank statement deposits and asset depletion.

•	Debt will be recalculated using raw data from the data extract

•	The income and debt data will be used to determine if the applicant qualifies per the guideline credit eligibility criteria.

•	DTI will be recalculated with the income and debt data to determine the DTI meets the guideline requirements.

•	No Income Documents will be utilized in the re-calculations but rather confirming the data from the source documents, PointServ and Plaid.

2.	Credit Report data review:

a)	Visionet will review Credit Report data received from client to ensure that the items listed fit within the guidelines/Matrices:

i.	Mortgage Late payments, Collection accounts, overall total inquiries, Bankruptcies and foreclosures.

ii.	Credit score will be used to determine the maximum allowable loan amount per guidelines.

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

3.	Title Search, or raw data provided by Client.

a)	The lien position (first or junior) is determined through review of data provided by Client.

b)	Visionet will review this data, in conjunction with the Figure decision algorithms to recalculate the lien balances.

4.	AVM Valuation:

a)	Visionet reviewed raw data AVM outputs / data to ensure that Figure has complied with its valuation criteria outlined in their guidelines.

5.	Review Closing Documents

a)	Review security document and Note/HELOC Agreement to ensure the Loan was closed in accordance with approval and with all required signatures.

B.	COMPLIANCE REVIEW.

“Compliance Review” means that Visionet reviewed each Loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the Loan complies with the applicable Federal, State, and local regulatory requirements as noted below, each as amended, restated and/or replaced from time to time.

1.	Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below including 1026.6, 1026.15 and 1026.40.

Rescission

a.	Failure to provide the right of rescission notice;

b.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

c.	errors in the right of rescission notice;

d.	failure to provide the correct form of right of rescission notice;

e.	failure to provide the three (3) business day rescission period; and

f.

any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

2.	TILA

a)	High-cost Mortgage (§§1026.31, 32 and 33):

i.

Points and fees threshold test; ii. APR threshold test; iii. Prepayment penalty test; and iv. Compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage.

3.	Other Provisions

a)	Texas:

i.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

b)	Fed/State/Local Predatory Lending:

i.

The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” mortgage loans, “covered” mortgage loans, “higher-priced” mortgage loans, “home” mortgage loans or any other similarly designated mortgage loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

c)	Prepay Penalties and Late Fees:

i.	Federal and state specific late charge and prepayment penalty provisions. On loans listed as Consumer loans. Check for all proper disclosures

4.	Exclusions.

Visionet will not test:

a)	Loan types that are excluded from compliance with TRID:

b)	Technical formatting of disclosures.

c)	Other Post-consummation disclosures, including Escrow Closing Notice; and Mortgage servicing transfer and partial payment notices.

d)	For Loans made by an FDIC-supervised institution or servicer, extended or renewed on or after January 1, 2016, whether prohibited fees were collected prior to the initial LE being issued

e)	Whether any fee is a “bona fide” fee for third-party services

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

f)	Whether the loans comply with all federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above.

C.	AVM VALUATION REVIEW

a)	Visionet reviewed raw data AVM outputs / data to ensure that Figure has complied with its valuation criteria outlined in their guidelines.

b)

All loans had a first secondary AVM ordered through another AVM vendor different than the original to ensure value was supported within 10% of original AVM value, if value was supported an A value was provided. If the value was not supported a second secondary AVM was ordered through a third vendor, if value was supported a B grade was assigned. If value was not supported a C grade was assigned.

III.	CLIENT DATA TAPE

For Four hundred sixty two (462) mortgage loans, Visionet compared data fields on the data tape provided by Client to the data found in the actual file as captured by Visionet. This comparison, when data was available, included the following data fields:

1003 Application Date	First Payment Date	Originator DTI
Borrower Citizenship	Interest Only Term	Originator Front End DTI
Borrower First Name	Interest Rate	Property Type
Borrower Last Name	Lien Position	Property Zip Code
Qualified Income	Loan Amount	Property Address
Borrower Sex - Female	Loan Type	Property City
Borrower Sex - Male	Loan Program	Property State

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

Co-Borrower First Name	LTV	Qualifying FICO
Co-Borrower Last Name	Margin	Property Value
Co-Borrower SSN	Maturity Date	Closing/Settlement Date
Borrower SSN	Borrower Birth Date	DTI
Channel	Note Date	Property Value (Secondary)
CLTV	Number of Units	Original Term

IV.	LOAN PRODUCTS

Below is the break-up of Loan products that were delivered to Client by Visionet:

Loan Products	Loan Count	Percentage
HELOC	462	100%
Total	462	100%

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

V.	SUMMARY OF RATINGS

Overall Loan Results:

Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	410	$34,499,931.64	88.74%
Event Grade B	18	$1,434,478.08	3.90%
Event Grade C	34	$3,359,080.49	7.36%
Event Grade D	0	$0.00	0.00%
Total Sample	462	$39,293,490.21	100%

Valuation Results

Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	427	$35,939,504.06	92.42%
Event Grade B	2	$71,398.16	0.43%
Event Grade C	33	$3,282,587.99	7.14%
Event Grade D	0	$0.00	0.00%
Total Sample	462	$39,293,490.21	100%

Compliance Results

Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	444	$37,819,112.60	96.10%
Event Grade B	17	$1,397,885.11	3.68%
Event Grade C	1	$76,492.50	0.22%
Event Grade D	0	$0.00	0.00%
Total Sample	462	$39,293,490.21	100%

Credit Results

Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	462	$39,293,490.21	100%
Event Grade B	0	$0.00	0.00%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Total Sample	462	$39,293,490.21	100%

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

VI.	Event Grade Definitions

Credit Event Grades

A	The loan meets the published guidelines without any exceptions. The client provided data for employment, income, assets and occupancy are supported and justifiable.

B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The client provided data for employment, income, assets and occupancy are supported and justifiable.

C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable.

D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades

A	The Loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon Loan terms and are executed by all applicable parties.

B	The Loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon Loan terms and are executed by all applicable parties. Client review required.

C	The Loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon Loan terms or all required applicants did not execute the documents.

D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades

A	The Secondary AVM value is supported within 10% of the original AVM provided at origination.

B	The Secondary AVM value is supported within 10% of the original AVM provided at origination. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines.

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

Valuation Event Grades

C	The Secondary AVM value is not supported within 10% of the original AVM provided at origination. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs.

D	The data provided was missing the AVM value or there was not sufficient data provided on the AVM to perform a review.

Final Loan Grade

A	Loan meets Credit, Compliance, and Valuation Guidelines

B	The Loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit , is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.

C	The Loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.

D	Loan is missing documentation to perform a sufficient review.

VII.	DILIGENCE REPORTS SUMMARY

Visionet furnished the following reports on this transaction:

A.	Narrative Report

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

B.	Exception Report
C.	Grading Report
D.	Valuations Report

Disclaimer: Visionet Systems, Inc. (“the Company”) is a leading digital technology and business process outsourcing solutions provided for the BFSI industry. With a unique combination of technology, knowledge expert and proprietary mortgage technology products, we deliver industry-leading solutions to global BFSI clients.

Visionet Systems, Inc. focuses on end-to-end services and solutions. We perform mortgage credit and compliance due diligence, pre-fund and post-close quality control, and mortgage servicing reviews. Services include valuation, risk management, and specialized staffing and advisory assistance. Our clients are financial entities including investment banks, commercial banks, mortgage companies, government agencies and mortgage insurers. Our primary focus is on securitized residential mortgage loans (prime, QM & Non-QM, performing and re-performing), mortgage servicing rights purchases, and new originations (quality control).

Ratings, analysis, reports, and other opinions (referred to collectively as “Reports”) issued by the Company are provided “as is” and without representation or warranty of any kind. The Company hereby disclaims any representation or warranty (whether express or implied) as to accuracy, completeness, merchantability, or fitness for a particular purpose. Reports are not a recommendation to buy, sell, or retain any security. All reports are deemed jointly prepared and no individual shall be exclusively deemed the “author” of any Report. Individuals identified in a Report were involved in, but are not solely responsible for, the contents of any Report. Unless expressly stated otherwise, Reports do not assess any risk other than credit risk. In particular, any rating or grading in a Report does not take into consideration the risk of any security (or any portion thereof) due to changes in market conditions. The Company does not provide investment, legal, or tax advice, and the Reports may not be construed as such. Reports are issued for the benefit of the entity requesting the Report, only, and may not be used by third parties without the express written consent of the Company and the requesting party. Reports are based on available information and current regulations as of the date of the Report, and the Company disclaims any obligation to update Reports due to a change of fact of regulation which occurs after the date of issuance. Neither supplemental factual investigation nor enhanced reviews can guarantee that all information provided to the Company will be accurate. Reports are, and must be construed solely as, statements of opinion and not as statements of fact as to credit worthiness, investment, financial, or other recommendation to purchase, sell, or hold any security. Reports may contain assumptions and/or predictions regarding future events which are “forward-looking” and inherently cannot be verified as facts. Consequently, Reports may be affected by future events or conditions which were not anticipated at the time the Report was made. Such forward-looking statements necessarily involve risks and uncertainties which may result in future performance that is materially different from the Report’s assumptions and/or conclusions. As such, Reports are not a guaranty of future performance nor a prospectus related to the underlying securities (if any), and under reliance should not be placed upon the Reports in the purchase, sale, or holding of any security.

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Visionet System 4 Cedar brook Drive building b, East Windsor, New Jersey 08512

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